Cohen & Steers Short Duration Preferred and Income Active ETF Investment Strategy - Cohen & Steers Short Duration Preferred and Income Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objectives primarily by investing in issues of preferred and other income securities, with a focus on short duration investment grade, institutional preferred securities that offer the potential for tax-efficient income.The Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. The Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. In assessing duration, the Advisor considers potential changes to interest rates, and a security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value and call features, in addition to the amount of time until the security matures. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, which may be either exchange-traded or over-the-counter (“OTC”) including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end funds, closed-end funds or ETFs that invest primarily in preferred or other income securities, as described herein. To the extent the Fund invests in securities of other investment companies, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. Under normal market conditions, the Fund will invest at least 25% of its assets in securities of issuers in the utilities and financials sectors, collectively. The financials sector is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries. The utilities sector is comprised of companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; independent power and renewable electricity producers; and companies with public utility operations. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries. Under normal market conditions, the Fund seeks to target a weighted average modified duration of less than three years and is managed to seek to help reduce volatility associated with changes in interest rates. However, the Fund’s duration may be longer than three years depending on market conditions and other factors. For example, extreme market movements could cause the durations of certain securities owned by the Fund to fluctuate, potentially extending the Fund’s duration beyond three years. The Fund may also attempt to manage the Fund’s duration by entering into derivatives transactions, including, among others, interest rate swaps. Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Modified duration (“duration”) is a more precise measure of a security’s sensitivity to interest rates (or yields) compared to its term to maturity. Prices of securities with higher durations are usually more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration incorporates certain characteristics of a security, such as the security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value, final maturity (if any) and call features, into one measure. The Fund expects to invest at least 40% of its assets in preferred and other income securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund may also invest up to 15% of its net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund’s investments in securities of non-U.S. companies may be non-U.S. dollar denominated. The Fund typically intends to hedge currency exposure back to the U.S. dollar. The Fund may invest in preferred and other income securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to invest at least 50% of its net assets in securities rated investment grade at the time of purchase and may invest up to 50% of its net assets in securities rated below investment grade at the time of purchase. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. In evaluating unrated securities, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation (subject to applicable law), including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary uses of derivative contracts will be to enter into interest rate and currency hedging transactions in order to manage the interest rate and foreign currency risk inherent in the Fund’s investments and to enter into total return swaps to manage credit risk. The Fund may also invest in other investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 25% of its assets in securities of issuers in the utilities and financials sectors, collectively. The financials sector is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries.